N-2 - $ / shares	Sep. 28, 2022	Sep. 27, 2022
Cover [Abstract]
Entity Central Index Key	0000855886
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Premium Dividend Fund
General Description of Registrant [Abstract]
Latest Share Price		$ 13.17
Latest Premium (Discount) to NAV [Percent]		4.19%
Latest NAV		$ 12.64